Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares, CIBC Atlas Disciplined Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	11.70%	19.11%	20.70%	(18.96%)	25.63%	19.28%	30.62%	0.96%	20.89%	9.69%
CIBC Atlas Mid Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	2.25%	10.67%	19.55%	(23.64%)	19.71%	18.37%	34.57%	(6.76%)	20.87%	4.21%
CIBC Atlas Income Opportunities Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.24%	10.69%	15.06%	(14.78%)	18.60%	11.90%	23.32%	(3.53%)	13.79%	13.87%
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	6.18%	21.41%	35.45%	(29.69%)	25.20%	29.76%	35.99%	2.44%	32.06%	(0.45%)
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.67%	19.14%	16.38%	(15.57%)	29.41%	12.72%	35.05%	(1.77%)	20.62%	7.80%
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	26.10%	5.39%	15.31%	(14.14%)	2.00%	17.02%